Collective Bargaining Agreements - Additional Information (Details) - Unionized Employees Concentration Risk [Member]	12 Months Ended
Mar. 31, 2020
Workforce Subject To Collective Bargaining Arrangements [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%
Workforce Subject To Collective Bargaining Arrangements set to Expire within One Year [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%